Credit Risk - Summary of Detailed Information about Gross and Net Credit Exposure (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Exposure	£ 328,792	£ 316,322
Stage 3
Statement [Line Items]
Exposure	2,996	2,369
Stage 3 | Corporate & Commercial Banking
Statement [Line Items]
Exposure	1,020	452
Collateral	391	110
Net Exposure To Credit Risk	629	342
Stage 3 | Corporate & Commercial Banking | SME and Mid Corporate
Statement [Line Items]
Exposure	853	363
Collateral	286	52
Net Exposure To Credit Risk	567	311
Stage 3 | Corporate & Commercial Banking | Commercial Real Estate
Statement [Line Items]
Exposure	167	89
Collateral	105	58
Net Exposure To Credit Risk	62	31
Stage 3 | Corporate & Investment Banking
Statement [Line Items]
Exposure	0	15
Collateral	0	0
Net Exposure To Credit Risk	0	15
Stage 3 | Corporate & Investment Banking | Large Corporate
Statement [Line Items]
Exposure	0	15
Collateral	0	0
Net Exposure To Credit Risk	0	15
Stage 3 | Corporate Centre
Statement [Line Items]
Exposure	0	1
Collateral	0	0
Net Exposure To Credit Risk	0	1
Stage 3 | Corporate Centre | Crown Dependencies
Statement [Line Items]
Exposure	0	1
Collateral	0	0
Net Exposure To Credit Risk	£ 0	£ 1